Label	Element	Value
Boston Trust Walden Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Boston Trust Walden Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Trust Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization ("small cap") companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended December 31, 2022, the Fund's portfolio turnover rate was 20.87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies. Equity securities include common stock and any rights to purchase common stock. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of December 31, 2022, the market capitalization range of the Russell 2000® Index was between $6 million and $9.5 billion.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) factors may affect a company's revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG factors in investment decision-making is referred to as "ESG integration". The Adviser considers "financial materiality" as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG factors into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company's revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company's total revenue), and severity (e.g., the company produces a minor electronic input for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company's products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. The quoted performance for the Fund reflects the performance of a collective investment fund (the "Collective Fund") that was previously managed with full investment authority by the parent company of the Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been adversely affected. The Fund's past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-282-8782, extension 7050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bostontrustwalden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns (Years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
4Q2020	1Q2020
26.11%	(25.98)%
		For the period January 1, 2023 through March 31, 2023, the aggregate (non-annualized) total return for the Fund was 3.28%.
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.98%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(as of December 31, 2022)
Boston Trust Walden Small Cap Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden Small Cap Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden Small Cap Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden Small Cap Fund | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate — at times dramatically.
Boston Trust Walden Small Cap Fund | Small Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.
Boston Trust Walden Small Cap Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.
Boston Trust Walden Small Cap Fund | ESG Integration/Active Ownership Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Integration/Active Ownership Risk: The Adviser's integration of ESG factors and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous in the short term. The Adviser votes proxies in a manner it believes is consistent with the Fund's ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.
Boston Trust Walden Small Cap Fund | ESG Screening Criteria Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Screening Criteria Risk: The Fund's ESG screening criteria may influence the Fund's exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund's performance depending on how such companies, sectors, and/or industries are performing relative to the market. Over time the Adviser's judgment of a company's or industry's ESG profile may change. Such judgements may be based on information that could be incomplete, inaccurate or unavailable, which may adversely affect the ESG analysis. The Fund's ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. There may be differences in interpretation regarding application of the Adviser's ESG screens.
Boston Trust Walden Small Cap Fund | Issuer Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.
Boston Trust Walden Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1994
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,267
Annual Return 2013	rr_AnnualReturn2013	31.82%
Annual Return 2014	rr_AnnualReturn2014	(0.77%)
Annual Return 2015	rr_AnnualReturn2015	(3.67%)
Annual Return 2016	rr_AnnualReturn2016	23.29%
Annual Return 2017	rr_AnnualReturn2017	12.26%
Annual Return 2018	rr_AnnualReturn2018	(6.00%)
Annual Return 2019	rr_AnnualReturn2019	29.88%
Annual Return 2020	rr_AnnualReturn2020	8.17%
Annual Return 2021	rr_AnnualReturn2021	28.17%
Annual Return 2022	rr_AnnualReturn2022	(9.06%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1994
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.27%
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.93%

[1]	Boston Trust Walden Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2024 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.